Schedule of Minimum Future Rental Payments (Details) - USD ($)	Jun. 30, 2024	Dec. 31, 2023
Capital Lease Obligations
2023	$ 36,692	$ 36,692
Total minimum lease payments	36,692	36,692
Less: Amount represented interest	(438)	(438)
Present value of minimum lease payments and guaranteed residual value	36,254	36,254
Total minimum lease payments	$ 36,692	$ 36,692